Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail)	Nov. 02, 2016 TWD ($)	Oct. 17, 2016 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)
Unsecured syndicated loans from bank of Taiwan and 7 others [member]
Disclosure of detailed information about borrowings [line items]
Endorsement			$ 748,000,000		$ 748,000,000
Unsecured syndicated loans from bank of Taiwan and 7 others [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement			2,448,000,000		2,448,000,000
Secured syndicated loans from China development bank [member]
Disclosure of detailed information about borrowings [line items]
Endorsement			13,696,000,000		14,766,000,000
Secured syndicated loans from China development bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement			3,914,000,000		4,219,000,000
Secured syndicated loans from China development bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement				$ 464,000,000		$ 503,000,000
Secured syndicated loans from China development bank [member] | Top of range [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement			8,832,000,000		9,021,000,000
Mega International Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period		5 year
Debt maximum borrowing capacity		$ 3,000,000,000
Unused line of credit			500,000,000		3,000,000,000
Chang Hwa Commercial Bank [member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period	5 year
Debt maximum borrowing capacity	$ 3,000,000,000
Unused line of credit			$ 600,000,000		$ 3,000,000,000